GS Mortgage-Backed Securities Trust 2021-PJ8 ABS-15G

Exhibit 99.1 Schedule 7

Data Compare Summary (Total)
Run Date - 7/29/2021 4:38:48 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	166	0.00%	646
Amortization Term	0	64	0.00%	646
Amortization Type	0	114	0.00%	646
Balloon Flag	0	520	0.00%	646
Borrower First Name	0	520	0.00%	646
Borrower FTHB	0	39	0.00%	646
Borrower Last Name	0	521	0.00%	646
Borrower SSN	0	520	0.00%	646
City	0	560	0.00%	646
Contract Sales Price	0	32	0.00%	646
Decision System	0	13	0.00%	646
Doc Type	0	17	0.00%	646
Escrow Account	0	220	0.00%	646
First Payment Date	13	87	14.94%	646
Has FTHB	0	103	0.00%	646
Initial Rate Lock Date	0	4	0.00%	646
Investor: Qualifying Housing Ratio	0	1	0.00%	646
Investor: Qualifying Total Debt Ratio	6	631	0.95%	646
Lender	0	520	0.00%	646
Lien Position	0	126	0.00%	646
LTV Valuation Value	28	127	22.05%	646
Margin	0	15	0.00%	646
Maturity Date	0	1	0.00%	646
Mortgage Type	0	52	0.00%	646
Note Date	0	53	0.00%	646
Occupancy	0	646	0.00%	646
Original CLTV	4	631	0.63%	646
Original Interest Rate	1	646	0.15%	646
Original Loan Amount	0	560	0.00%	646
Original LTV	1	646	0.15%	646
Original P&I	0	1	0.00%	646
Original Term	0	102	0.00%	646
Originator Loan Designation	0	520	0.00%	646
PITIA Reserves Months	0	323	0.00%	646
Product Description	0	520	0.00%	646
Property Type	41	644	6.37%	646
Purpose	0	646	0.00%	646
Refi Purpose	6	64	9.38%	646
Representative FICO	1	646	0.15%	646
State	0	646	0.00%	646
Street	0	545	0.00%	646
Universal Loan Identifier (ULI)	0	22	0.00%	646
Zip	0	545	0.00%	646
Total	101	13,379	0.75%	646